Quarterly Report
November 30, 2019
SSGA Funds
State Street Dynamic Small Cap Fund
State Street Defensive Emerging Markets Equity Fund
State Street International Stock Selection Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)
State Street Dynamic Small Cap Fund	1
State Street Defensive Emerging Markets Equity Fund	6
State Street International Stock Selection Fund	10
Notes to Schedules of Investments (Unaudited)	14
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.4%
COMMUNICATION SERVICES — 0.9%
AMC Entertainment Holdings, Inc. Class A (a)	465	$3,804
ATN International, Inc.	1,906	107,022
Central European Media Enterprises, Ltd. Class A (b)	3,500	15,750
Consolidated Communications Holdings, Inc.	1,221	4,432
DHI Group, Inc. (b)	1,388	4,678
National CineMedia, Inc.	1,824	12,239
TEGNA, Inc.	3,152	48,383
		196,308
CONSUMER DISCRETIONARY — 12.1%
Aaron's, Inc.	2,929	171,054
American Eagle Outfitters, Inc.	5,799	86,811
Bloomin' Brands, Inc.	3,989	95,935
Brinker International, Inc. (a)	3,939	176,467
Buckle, Inc. (a)	1,742	48,462
Cato Corp. Class A	2,832	53,978
Cheesecake Factory, Inc. (a)	2,243	97,817
Citi Trends, Inc.	935	19,196
Cracker Barrel Old Country Store, Inc.	51	7,841
Dana, Inc.	4,066	68,919
Dave & Buster's Entertainment, Inc. (a)	440	17,679
Deckers Outdoor Corp. (b)	322	54,154
Genesco, Inc. (b)	2,752	102,209
Group 1 Automotive, Inc.	1,723	177,624
Haverty Furniture Cos., Inc.	2,165	43,538
J. Jill, Inc.	2,979	5,183
KB Home	4,382	151,530
Lithia Motors, Inc. Class A	1,027	164,916
Meritage Homes Corp. (b)	2,551	169,743
Murphy USA, Inc. (b)	1,074	126,227
Office Depot, Inc.	25,586	57,057
Rocky Brands, Inc.	2,537	70,732
Sally Beauty Holdings, Inc. (a)(b)	366	6,745
Shoe Carnival, Inc. (a)	605	21,477
Signet Jewelers, Ltd. (a)	2,265	41,608
Sonic Automotive, Inc. Class A	813	26,626
Stamps.com, Inc. (b)	540	47,115
Steven Madden, Ltd.	127	5,394
Taylor Morrison Home Corp. Class A (b)	6,559	152,300
Tilly's, Inc. Class A	4,889	48,206
TRI Pointe Group, Inc. (b)	11,254	175,337
Vera Bradley, Inc. (b)	1,379	15,224
Visteon Corp. (b)	236	22,073
Weyco Group, Inc.	532	13,061
		2,542,238
Security Description	Shares	Value
CONSUMER STAPLES — 1.5%
Edgewell Personal Care Co. (b)	3,707	$115,510
Ingles Markets, Inc. Class A	3,113	138,342
SpartanNash Co.	4,117	58,297
		312,149
ENERGY — 2.9%
Amplify Energy Corp.	3,362	18,491
Arch Coal, Inc. Class A (a)	102	7,559
Archrock, Inc.	10,028	84,335
Berry Petroleum Corp.	9,063	72,232
California Resources Corp. (a)(b)	3,657	23,917
Chaparral Energy, Inc. Class A (a)(b)	3,615	3,904
CONSOL Energy, Inc. (b)	4,834	61,682
CVR Energy, Inc.	679	29,462
Delek US Holdings, Inc.	2,529	86,770
Denbury Resources, Inc. (a)(b)	34,989	34,517
Hallador Energy Co.	5,288	15,811
Laredo Petroleum, Inc. (b)	16,465	35,564
Nabors Industries, Ltd.	3,738	7,700
Peabody Energy Corp.	704	6,815
Penn Virginia Corp. (b)	699	16,881
SEACOR Holdings, Inc. (b)	711	30,104
SM Energy Co.	523	4,346
Teekay Corp.	2,686	12,920
W&T Offshore, Inc. (b)	5,060	21,657
Whiting Petroleum Corp. (a)(b)	2,464	11,285
World Fuel Services Corp.	692	29,341
		615,293
FINANCIALS — 19.1%
1st Source Corp.	3,134	161,119
C&F Financial Corp.	1,442	81,184
Capital City Bank Group, Inc.	1,033	29,885
Capstead Mortgage Corp. REIT	6,165	47,964
Central Pacific Financial Corp.	4,831	140,389
Dime Community Bancshares, Inc.	1,225	24,696
Ellington Financial, Inc.	7,973	144,391
Essent Group, Ltd.	3,803	207,834
Federated Investors, Inc. Class B	5,309	177,958
First BanCorp	7,154	75,117
First Business Financial Services, Inc.	1,282	32,024
First Defiance Financial Corp.	5,231	157,715
First Financial Corp.	1,255	55,496
First Northwest Bancorp	3,101	54,671
Flushing Financial Corp.	3,768	79,882
Hilltop Holdings, Inc.	6,880	169,454
International Bancshares Corp.	4,183	177,443
Invesco Mortgage Capital, Inc. REIT	7,291	118,406
Investors Bancorp, Inc.	14,846	179,043
Mercantile Bank Corp.	4,461	157,250
Northrim BanCorp, Inc.	4,020	150,629
Oppenheimer Holdings, Inc. Class A	5,271	150,276

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	7,607	$175,646
Piper Jaffray Cos.	53	4,287
Radian Group, Inc.	8,016	207,133
Republic Bancorp, Inc. Class A	2,856	131,947
South State Corp.	2,239	186,464
Territorial Bancorp, Inc.	2,427	76,912
United Community Financial Corp.	7,021	78,003
Univest Financial Corp.	6,122	159,845
Virtus Investment Partners, Inc.	556	65,497
Walker & Dunlop, Inc.	2,724	178,803
Waterstone Financial, Inc.	8,444	159,338
		3,996,701
HEALTH CARE — 16.8%
ACADIA Pharmaceuticals, Inc. (a)(b)	806	36,504
Acceleron Pharma, Inc. (a)(b)	265	12,974
Achillion Pharmaceuticals, Inc. (b)	2,195	13,631
Acorda Therapeutics, Inc. (b)	6,499	10,398
Allakos, Inc. (a)(b)	73	6,935
Allscripts Healthcare Solutions, Inc. (b)	5,013	54,040
AMAG Pharmaceuticals, Inc. (a)(b)	2,803	29,852
Amedisys, Inc. (b)	1,125	183,330
Amicus Therapeutics, Inc. (b)	1,590	16,663
AMN Healthcare Services, Inc. (b)	3,024	179,837
Amneal Pharmaceuticals, Inc. (b)	2,533	9,524
Anika Therapeutics, Inc. (b)	641	37,050
Apellis Pharmaceuticals, Inc. (b)	155	4,166
Arena Pharmaceuticals, Inc. (b)	329	15,588
Arrowhead Pharmaceuticals, Inc. (a)(b)	741	54,100
Audentes Therapeutics, Inc. (b)	129	3,745
Biohaven Pharmaceutical Holding Co., Ltd. (b)	128	7,337
Blueprint Medicines Corp. (b)	358	29,370
Brookdale Senior Living, Inc. (b)	3,918	27,975
CareDx, Inc. (a)(b)	755	15,493
Checkpoint Therapeutics, Inc. (a)(b)	3,383	4,466
Chimerix, Inc. (b)	13,530	29,766
Coherus Biosciences, Inc. (a)(b)	315	5,667
CONMED Corp.	1,622	183,724
CorVel Corp. (b)	1,663	137,214
CytomX Therapeutics, Inc. (b)	4,265	26,699
Eagle Pharmaceuticals, Inc. (a)(b)	568	33,217
Editas Medicine, Inc. (a)(b)	1,668	50,507
Emergent BioSolutions, Inc. (b)	244	13,386
Enanta Pharmaceuticals, Inc. (b)	329	20,944
Endo International PLC (b)	10,117	51,394
Ensign Group, Inc.	815	35,395
Epizyme, Inc. (a)(b)	884	14,604
FibroGen, Inc. (a)(b)	524	22,202
Global Blood Therapeutics, Inc. (a)(b)	388	25,802
Haemonetics Corp. (b)	1,736	209,362
Halozyme Therapeutics, Inc. (a)(b)	742	14,387
Security Description	Shares	Value
HealthStream, Inc. (b)	4,954	$144,310
Heron Therapeutics, Inc. (a)(b)	245	6,262
Immunomedics, Inc. (a)(b)	1,173	22,029
Insmed, Inc. (a)(b)	380	8,759
Integer Holdings Corp. (b)	2,399	181,964
Intellia Therapeutics, Inc. (a)(b)	1,106	19,167
Intercept Pharmaceuticals, Inc. (a)(b)	97	10,512
Invitae Corp. (a)(b)	572	11,383
Iovance Biotherapeutics, Inc. (a)(b)	635	14,497
Ironwood Pharmaceuticals, Inc. (a)(b)	539	6,479
Jounce Therapeutics, Inc. (b)	5,629	30,453
Karyopharm Therapeutics, Inc. (b)	889	15,575
Lannett Co., Inc. (a)(b)	2,210	19,492
Ligand Pharmaceuticals, Inc. (a)(b)	93	10,509
Magellan Health, Inc. (b)	2,108	163,855
Marker Therapeutics, Inc. (a)(b)	2,645	8,834
Medicines Co. (a)(b)	577	48,583
Medpace Holdings, Inc. (b)	899	68,926
Mirati Therapeutics, Inc. (a)(b)	161	16,224
Momenta Pharmaceuticals, Inc. (b)	384	6,451
Myriad Genetics, Inc. (b)	395	10,167
Natera, Inc. (b)	722	26,346
National HealthCare Corp.	1,779	151,215
NextGen Healthcare, Inc. (b)	687	12,655
Novocure, Ltd. (b)	185	17,053
Portola Pharmaceuticals, Inc. (a)(b)	410	11,706
Prestige Consumer Healthcare, Inc. (b)	4,053	153,082
Principia Biopharma, Inc. (b)	607	21,749
PTC Therapeutics, Inc. (a)(b)	366	17,187
Radius Health, Inc. (b)	1,734	38,842
REGENXBIO, Inc. (b)	898	37,590
Repligen Corp. (b)	445	39,494
Sangamo Therapeutics, Inc. (a)(b)	352	3,802
Select Medical Holdings Corp. (b)	8,653	191,318
Seres Therapeutics, Inc. (b)	1,241	4,902
Syndax Pharmaceuticals, Inc. (b)	2,506	18,269
Syneos Health, Inc. (b)	1,447	79,455
Tandem Diabetes Care, Inc. (a)(b)	883	60,953
Tenet Healthcare Corp. (b)	3,126	100,657
Tocagen, Inc. (a)(b)	14,686	9,619
Ultragenyx Pharmaceutical, Inc. (b)	372	14,750
Utah Medical Products, Inc.	341	36,426
Xencor, Inc. (b)	183	7,210
		3,505,959
INDUSTRIALS — 17.5%
ACCO Brands Corp.	10,259	93,870
Aircastle, Ltd.	4,675	149,553
Atkore International Group, Inc. (b)	4,678	195,166
Avis Budget Group, Inc. (b)	2,005	59,649
Barrett Business Services, Inc.	883	78,022
BMC Stock Holdings, Inc. (b)	3,861	114,324
Builders FirstSource, Inc. (b)	3,112	79,076
Commercial Vehicle Group, Inc. (b)	3,665	26,168

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
Continental Building Products, Inc. (b)	901	$33,148
CRA International, Inc.	1,069	54,808
CSW Industrials, Inc.	367	27,096
Deluxe Corp.	3,521	179,853
EMCOR Group, Inc.	2,263	201,248
GATX Corp. (a)	2,120	171,360
GMS, Inc. (b)	1,483	45,914
H&E Equipment Services, Inc.	4,524	149,292
Hawaiian Holdings, Inc.	1,024	31,017
Heartland Express, Inc.	2,204	47,188
Herc Holdings, Inc. (b)	2,742	128,216
Herman Miller, Inc.	117	5,590
Hertz Global Holdings, Inc. (b)	1,809	28,039
HNI Corp.	4,286	168,397
Kforce, Inc.	1,751	69,199
Kimball International, Inc. Class B	3,542	75,728
Marten Transport, Ltd.	1,937	40,929
MasTec, Inc. (b)	795	52,740
McGrath RentCorp	1,854	135,972
Mueller Industries, Inc.	2,720	85,381
PAM Transportation Services, Inc. (b)	264	13,781
Quanex Building Products Corp.	6,554	127,541
Resources Connection, Inc.	2,893	44,697
RR Donnelley & Sons Co.	4,302	17,079
Rush Enterprises, Inc. Class A	3,688	168,984
Rush Enterprises, Inc. Class B	3,701	168,840
SkyWest, Inc.	2,932	183,660
Triton International, Ltd.	4,657	176,407
TrueBlue, Inc. (b)	284	6,620
UniFirst Corp.	534	110,137
Willis Lease Finance Corp. (b)	1,921	115,260
		3,659,949
INFORMATION TECHNOLOGY — 13.5%
ACI Worldwide, Inc. (b)	754	28,275
Advanced Energy Industries, Inc. (b)	1,504	96,572
Amkor Technology, Inc. (b)	7,262	87,798
Belden, Inc.	482	25,903
Benchmark Electronics, Inc.	3,571	123,092
Cirrus Logic, Inc. (b)	2,716	194,737
CSG Systems International, Inc.	1,659	94,878
Diodes, Inc. (b)	2,336	107,783
ePlus, Inc. (b)	1,502	125,522
EVERTEC, Inc.	3,364	109,061
Extreme Networks, Inc. (b)	4,337	30,489
Fabrinet (b)	1,267	76,641
Ichor Holdings, Ltd. (b)	2,679	84,523
Insight Enterprises, Inc. (b)	2,779	182,275
j2 Global, Inc. (a)	2,058	199,667
KBR, Inc.	1,623	48,317
Knowles Corp. (b)	2,616	57,291
ManTech International Corp. Class A	462	35,842
Security Description	Shares	Value
OSI Systems, Inc. (b)	1,333	$132,620
Perficient, Inc. (b)	469	19,829
Photronics, Inc. (b)	8,828	103,817
Plexus Corp. (b)	375	28,463
Power Integrations, Inc.	68	6,221
Progress Software Corp.	4,093	171,947
QAD, Inc. Class A	585	29,899
Rambus, Inc. (b)	12,086	157,722
Sykes Enterprises, Inc. (b)	2,317	81,419
Tech Data Corp. (b)	1,537	222,696
Xperi Corp.	7,718	152,739
		2,816,038
MATERIALS — 4.8%
Boise Cascade Co.	1,014	38,451
Carpenter Technology Corp.	3,374	177,371
Greif, Inc. Class A	3,802	164,056
Greif, Inc. Class B	1,207	65,383
Hawkins, Inc.	3,289	135,902
Innophos Holdings, Inc.	244	7,784
Kraton Corp. (b)	1,081	24,355
PolyOne Corp.	2,982	94,022
Schnitzer Steel Industries, Inc. Class A	4,216	90,855
Schweitzer-Mauduit International, Inc.	1,063	46,623
Stepan Co.	390	37,791
Tredegar Corp.	1,613	34,728
Trinseo SA	2,520	95,735
		1,013,056
REAL ESTATE — 7.1%
Franklin Street Properties Corp. REIT	8,169	71,152
Kennedy-Wilson Holdings, Inc.	7,917	179,003
Kite Realty Group Trust REIT	9,203	178,078
Lexington Realty Trust REIT	16,435	182,100
LTC Properties, Inc. REIT	623	29,163
New Senior Investment Group, Inc. REIT	6,513	51,127
Newmark Group, Inc. Class A	3,611	47,124
Piedmont Office Realty Trust, Inc. Class A, REIT	8,336	184,392
PS Business Parks, Inc. REIT	852	150,455
Realogy Holdings Corp. (a)	4,592	48,078
Sabra Health Care REIT, Inc.	8,652	192,767
Summit Hotel Properties, Inc. REIT (a)	13,686	165,874
		1,479,313
UTILITIES — 2.2%
Atlantic Power Corp. (b)	29,810	70,352
Black Hills Corp.	886	67,841
Otter Tail Corp.	1,610	79,147
PNM Resources, Inc.	965	46,754

See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
Portland General Electric Co.	3,402	$188,844
		452,938
TOTAL COMMON STOCKS (Cost $19,191,817)		20,589,942

SHORT-TERM INVESTMENTS — 6.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.76% (c) (d)	350,095	350,131
State Street Navigator Securities Lending Portfolio II (e) (f)	994,617	994,617
TOTAL SHORT-TERM INVESTMENTS (Cost $1,344,748)		1,344,748
TOTAL INVESTMENTS — 104.9% (Cost $20,536,565)		21,934,690
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(1,014,633)
NET ASSETS — 100.0%		$20,920,057

(a)	All or a portion of the shares of the security are on loan at November 30, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	3	12/20/2019	$233,356	$243,570	$10,214
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,589,942	$—	$—	$20,589,942
Short-Term Investments	1,344,748	—	—	1,344,748
TOTAL INVESTMENTS	$21,934,690	$—	$—	$21,934,690
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	10,214	—	—	10,214
TOTAL OTHER FINANCIAL INSTRUMENTS:	$10,214	$—	$—	$10,214
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$21,944,904	$—	$—	$21,944,904
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET DYNAMIC SMALL CAP FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/19	Value at 11/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	173,088	$173,106	$931,494	$754,484	$(2)	$17	350,095	$350,131	$904
State Street Navigator Securities Lending Portfolio II	916,196	916,196	1,594,075	1,515,654	—	—	994,617	994,617	1,928
Total		$1,089,302	$2,525,569	$2,270,138	$(2)	$17		$1,344,748	$2,832
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.6%
BRAZIL — 3.0%
Cia de Saneamento de Minas Gerais-COPASA	4,800	$77,563
EDP - Energias do Brasil SA	61,900	290,478
JBS SA	106,400	714,940
SLC Agricola SA	36,600	165,795
Transmissora Alianca de Energia Eletrica SA	49,800	332,509
		1,581,285
CHILE — 0.9%
AES Gener SA	506,998	96,391
Enel Americas SA	777,828	149,273
Enel Chile SA	804,865	60,399
Engie Energia Chile SA	121,717	151,248
		457,311
CHINA — 15.0%
Bank of China, Ltd. Class A	471,000	243,326
Bank of Communications Co., Ltd. Class A	115,800	90,807
Bank of Communications Co., Ltd. Class H	117,000	76,824
CGN Power Co., Ltd. Class H (a)	305,000	76,366
China Communications Services Corp., Ltd. Class H	372,000	250,438
China Longyuan Power Group Corp., Ltd. Class H	135,000	73,122
China Petroleum & Chemical Corp. Class H	650,000	364,522
China Resources Pharmaceutical Group, Ltd. (a)	186,500	162,960
China Resources Power Holdings Co., Ltd.	482,000	626,818
China Shenhua Energy Co., Ltd. Class A	45,600	111,688
China Shenhua Energy Co., Ltd. Class H	388,500	752,379
China Telecom Corp., Ltd. Class H	1,546,000	584,585
China Yangtze Power Co., Ltd. Class A	28,000	72,246
CNOOC, Ltd.	747,000	1,084,040
Daqin Railway Co., Ltd. Class A	417,200	470,846
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,436,800	1,068,232
Jiangsu Expressway Co., Ltd. Class H	386,000	514,795
Kunlun Energy Co., Ltd.	238,000	201,575
Postal Savings Bank of China Co., Ltd. Class H (a)	313,000	203,121
SDIC Power Holdings Co., Ltd. Class A	405,400	482,914
Sinopec Engineering Group Co., Ltd. Class H	113,000	66,258
Tencent Holdings, Ltd.	10,900	462,008
		8,039,870
Security Description	Shares	Value
CZECH REPUBLIC — 2.5%
Moneta Money Bank A/S (a)	46,205	$153,445
O2 Czech Republic A/S	112,012	1,111,134
Philip Morris CR A/S	118	73,795
		1,338,374
GREECE — 1.4%
Aegean Airlines SA	37,912	348,760
Motor Oil Hellas Corinth Refineries SA	16,127	377,374
		726,134
HONG KONG — 4.5%
China Mobile, Ltd.	160,700	1,211,195
China Resources Cement Holdings, Ltd.	182,000	217,850
Yuexiu Real Estate Investment Trust	791,000	523,423
Yuexiu Transport Infrastructure, Ltd.	502,000	438,638
		2,391,106
HUNGARY — 0.7%
Magyar Telekom Telecommunications PLC	242,849	352,040
INDIA — 8.4%
Coal India, Ltd.	50,966	145,820
Divi's Laboratories, Ltd.	7,581	188,760
Dr Reddy's Laboratories, Ltd.	6,963	282,825
GAIL India, Ltd.	327,661	575,733
HCL Technologies, Ltd.	75,404	1,185,284
Hindustan Petroleum Corp., Ltd.	32,826	129,314
Infosys, Ltd.	78,371	760,741
Oil & Natural Gas Corp., Ltd.	87,751	161,160
Tata Consultancy Services, Ltd.	10,536	301,558
Tech Mahindra, Ltd.	47,730	506,625
Wipro, Ltd.	83,096	275,336
		4,513,156
INDONESIA — 1.0%
Telekomunikasi Indonesia Persero Tbk PT	1,910,000	532,173
MALAYSIA — 2.4%
AMMB Holdings Bhd	234,800	224,315
Carlsberg Brewery Malaysia Bhd Class B	28,200	184,602
IGB Real Estate Investment Trust	329,400	151,430
MISC Bhd	268,900	524,730
PPB Group Bhd	24,520	106,851
RHB Capital Bhd	87,400	118,445
		1,310,373
MEXICO — 0.5%
America Movil SAB de CV Series L	92,348	70,839
Bolsa Mexicana de Valores SAB de CV	98,800	214,885
		285,724

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
PAKISTAN — 1.1%
Indus Motor Co., Ltd.	8,440	$66,459
MCB Bank, Ltd.	56,300	72,723
Oil & Gas Development Co., Ltd.	560,500	476,684
		615,866
PERU — 0.7%
Credicorp, Ltd.	1,700	359,023
PHILIPPINES — 4.3%
Aboitiz Power Corp.	152,200	103,184
Cebu Air, Inc.	189,010	344,060
Globe Telecom, Inc.	14,355	548,041
Manila Electric Co.	124,500	781,570
Metro Pacific Investments Corp.	6,382,300	540,075
		2,316,930
POLAND — 0.7%
Asseco Poland SA	19,835	286,888
Neuca SA	814	79,598
		366,486
QATAR — 2.4%
Barwa Real Estate Co.	220,680	206,693
Masraf Al Rayan QSC	62,132	65,703
Ooredoo QSC	199,740	380,745
Qatar Gas Transport Co., Ltd.	253,190	175,945
Qatar Islamic Bank SAQ	110,760	452,075
		1,281,161
RUSSIA — 2.3%
Alrosa PJSC	907,000	1,099,351
Novolipetsk Steel PJSC GDR	6,600	132,924
		1,232,275
SAUDI ARABIA — 2.3%
Riyad Bank	33,922	199,009
Sahara International Petrochemical Co.	11,440	47,590
Samba Financial Group	12,761	99,196
Saudi Basic Industries Corp.	4,091	99,275
Saudi British Bank	42,423	385,766
Saudi Telecom Co.	16,782	417,089
		1,247,925
SINGAPORE — 1.7%
BOC Aviation, Ltd. (a)	95,400	901,225
SOUTH AFRICA — 1.9%
AngloGold Ashanti, Ltd.	26,320	492,122
Gold Fields, Ltd.	47,933	251,633
Harmony Gold Mining Co., Ltd. (b)	87,031	267,304
		1,011,059
SOUTH KOREA — 13.8%
DB Insurance Co., Ltd.	1,496	70,548
Hyundai Glovis Co., Ltd.	1,261	160,674
Hyundai Mobis Co., Ltd.	797	165,318
KT&G Corp.	17,594	1,456,795
LG Uplus Corp.	26,990	306,198
Security Description	Shares	Value
Samsung Card Co., Ltd.	5,345	$167,887
Samsung Electronics Co., Ltd.	30,881	1,315,086
Samsung Fire & Marine Insurance Co., Ltd.	5,598	1,101,922
Shinhan Financial Group Co., Ltd.	25,759	949,756
SK Telecom Co., Ltd.	6,268	1,305,446
Woori Financial Group, Inc.	35,496	351,609
		7,351,239
TAIWAN — 18.4%
Cathay Financial Holding Co., Ltd.	142,746	195,097
Chunghwa Telecom Co., Ltd.	397,000	1,470,346
First Financial Holding Co., Ltd.	1,984,871	1,493,020
Formosa Chemicals & Fibre Corp.	200,000	572,262
Fubon Financial Holding Co., Ltd.	85,000	124,809
Greatek Electronics, Inc.	212,000	319,280
Lite-On Technology Corp.	201,000	318,854
Mega Financial Holding Co., Ltd.	358,000	355,530
Nan Ya Plastics Corp.	96,000	224,972
Powertech Technology, Inc.	177,000	545,901
Sampo Corp.	330,200	218,614
Taiwan Mobile Co., Ltd.	47,000	176,382
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,800	254,832
Taiwan Semiconductor Manufacturing Co., Ltd.	176,782	1,767,212
Taiwan Shin Kong Security Co., Ltd.	288,000	352,089
Tripod Technology Corp.	17,000	70,484
Ttet Union Corp.	65,000	263,106
Uni-President Enterprises Corp.	348,960	829,210
Yuanta Financial Holding Co., Ltd.	469,000	303,592
		9,855,592
TURKEY — 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	3,952	85,176
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	241,864	497,141
Aldar Properties PJSC	1,194,516	705,688
Dubai Islamic Bank PJSC	51,920	74,916
Emirates Telecommunications Group Co. PJSC	11,126	49,373
		1,327,118
TOTAL COMMON STOCKS (Cost $45,774,791)		49,478,621

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.76% (c) (d) (Cost $3,297,316)	3,296,948	$3,297,278
TOTAL INVESTMENTS — 98.8% (Cost $49,072,107)		52,775,899
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		631,326
NET ASSETS — 100.0%		$53,407,225
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of November 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at November 30, 2019.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At November 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	49	12/20/2019	$2,578,890	$2,543,100	$(35,790)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$49,478,621	$—	$—	$49,478,621
Short-Term Investment	3,297,278	—	—	3,297,278
TOTAL INVESTMENTS	$52,775,899	$—	$—	$52,775,899
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(35,790)	—	—	(35,790)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(35,790)	$—	$—	$(35,790)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/19	Value at 11/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	630,190	$630,253	$5,831,607	$3,164,540	$(4)	$(38)	3,296,948	$3,297,278	$4,466
State Street Navigator Securities Lending Portfolio II	—	—	241,580	241,580	—	—	—	—	48
Total		$630,253	$6,073,187	$3,406,120	$(4)	$(38)		$3,297,278	$4,514
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS
November 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.7%
AUSTRALIA — 9.5%
Aurizon Holdings, Ltd.	491,402	$1,921,181
BHP Group PLC	111,813	2,472,888
BHP Group, Ltd.	43,243	1,118,211
Boral, Ltd.	142,734	496,243
Coca-Cola Amatil, Ltd.	122,928	946,230
Fortescue Metals Group, Ltd.	241,989	1,592,620
GPT Group REIT	87,944	365,835
Growthpoint Properties Australia, Ltd. REIT	78,935	234,923
Sonic Healthcare, Ltd.	28,238	575,298
Stockland REIT	611,827	2,089,891
Telstra Corp., Ltd.	752,428	1,964,517
Vicinity Centres REIT	1,138,152	2,063,187
Wesfarmers, Ltd.	71,233	2,041,472
Woolworths Group, Ltd.	54,581	1,467,883
		19,350,379
AUSTRIA — 1.6%
BAWAG Group AG (a)	7,261	291,660
OMV AG	34,510	1,967,138
Wienerberger AG	33,966	931,766
		3,190,564
BELGIUM — 0.6%
Ageas	17,804	1,068,607
D'ieteren SA	1,592	102,604
		1,171,211
DENMARK — 1.6%
Carlsberg A/S Class B	1,521	218,795
Novo Nordisk A/S Class B	50,598	2,843,950
Spar Nord Bank A/S	12,705	113,710
		3,176,455
FINLAND — 0.2%
Sanoma Oyj	14,046	144,687
Tokmanni Group Corp.	14,172	189,233
		333,920
FRANCE — 9.8%
Albioma SA	6,519	164,108
AXA SA	22,057	600,093
BNP Paribas SA	11,286	633,750
CNP Assurances	73,762	1,456,244
Coface SA (b)	61,286	677,214
Eiffage SA	9,771	1,066,783
Interparfums SA	3,389	139,266
Kering SA	852	513,159
L'Oreal SA	10,276	2,928,761
Mersen SA	10,587	351,077
Metropole Television SA	24,925	432,768
Orange SA	36,208	598,355
Peugeot SA	31,104	751,139
Sanofi	36,997	3,444,594
Schneider Electric SE	28,170	2,718,657
TOTAL SA	6,505	341,415
Security Description	Shares	Value
Veolia Environnement SA	14,341	$367,180
Vinci SA	24,793	2,703,584
		19,888,147
GERMANY — 6.5%
Allianz SE	13,708	3,282,443
Amadeus Fire AG	1,264	169,891
Deutsche Pfandbriefbank AG (a)	63,503	956,370
Deutsche Telekom AG	155,212	2,605,312
Deutz AG	134,984	808,993
Elmos Semiconductor AG	1,684	53,153
Hamburger Hafen und Logistik AG	17,305	467,472
Merck KGaA	10,509	1,227,243
METRO AG	70,038	1,128,478
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,720	2,503,539
STO SE & Co. KGaA	1,083	127,427
		13,330,321
HONG KONG — 1.7%
Cafe de Coral Holdings, Ltd.	276,000	691,053
First Pacific Co., Ltd.	366,000	134,654
Melco International Development, Ltd.	378,000	927,127
Swire Pacific, Ltd. Class A	36,500	328,489
VTech Holdings, Ltd.	37,500	354,255
Wheelock & Co., Ltd.	45,000	279,667
Yue Yuen Industrial Holdings, Ltd.	225,000	665,396
		3,380,641
ISRAEL — 0.8%
Bank Leumi Le-Israel BM	217,098	1,574,681
Formula Systems 1985, Ltd.	1,495	106,243
Industrial Buildings Corp., Ltd. (b)	19,960	53,236
		1,734,160
ITALY — 3.8%
A2A SpA	223,599	420,624
ACEA SpA	4,260	88,608
Assicurazioni Generali SpA	26,013	531,043
ASTM SpA	21,921	670,414
Enel SpA	184,871	1,396,378
Eni SpA	47,019	710,397
Mediobanca Banca di Credito Finanziario SpA	109,303	1,222,254
Piaggio & C SpA	38,568	124,497
Poste Italiane SpA (a)	41,186	480,517
Snam SpA	338,537	1,682,824
Unipol Gruppo SpA	56,498	331,137
		7,658,693
JAPAN — 25.0%
Astellas Pharma, Inc.	71,100	1,213,094
Brother Industries, Ltd.	82,200	1,629,656
Bunka Shutter Co., Ltd.	68,800	607,198
Central Glass Co., Ltd.	22,700	552,075
Chiyoda Integre Co., Ltd.	3,800	82,905

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
CI Takiron Corp.	20,300	$125,559
Daiichi Jitsugyo Co., Ltd.	2,400	81,677
Denyo Co., Ltd.	10,900	204,247
EDION Corp.	8,800	95,031
Foster Electric Co., Ltd.	48,700	899,652
France Bed Holdings Co., Ltd.	17,100	157,166
FUJIFILM Holdings Corp.	47,100	2,225,583
Fujitsu, Ltd.	18,000	1,636,453
Glory, Ltd.	32,100	969,261
G-Tekt Corp.	10,200	160,471
Hitachi, Ltd.	64,400	2,529,990
Honda Motor Co., Ltd.	19,600	549,205
Hosiden Corp.	47,900	582,038
Inabata & Co., Ltd.	19,500	279,704
J-Oil Mills, Inc.	4,000	159,335
Kandenko Co., Ltd.	15,000	142,661
Kanematsu Corp.	7,800	99,625
KDDI Corp.	8,600	246,635
Kiyo Bank, Ltd.	26,300	411,842
Konica Minolta, Inc.	172,100	1,127,365
K's Holdings Corp.	68,500	842,365
Kurabo Industries, Ltd.	6,200	145,066
Kureha Corp.	5,700	337,975
Makino Milling Machine Co., Ltd.	6,000	296,012
Maruzen Showa Unyu Co., Ltd.	2,100	59,572
Medipal Holdings Corp.	86,800	1,862,011
Meidensha Corp.	9,800	191,873
Mitsubishi Heavy Industries, Ltd.	9,000	344,361
Mitsubishi UFJ Financial Group, Inc.	544,100	2,873,731
Mitsubishi UFJ Lease & Finance Co., Ltd.	319,400	2,051,420
Mitsui Chemicals, Inc.	9,900	237,245
Nagase & Co., Ltd.	13,800	202,231
NEC Capital Solutions, Ltd.	13,600	306,157
Nikkon Holdings Co., Ltd.	31,200	773,907
Nippon Kayaku Co., Ltd.	39,000	487,077
Nippon Light Metal Holdings Co., Ltd.	288,300	587,373
Nippon Telegraph & Telephone Corp.	25,500	1,287,639
Nisshin Oillio Group, Ltd.	18,800	668,147
Nomura Real Estate Holdings, Inc.	20,700	500,219
Obayashi Corp.	22,200	235,275
Organo Corp.	600	36,399
Osaka Soda Co., Ltd.	9,100	253,159
Sanki Engineering Co., Ltd.	34,900	463,930
Sekisui House, Ltd.	61,300	1,324,512
Sony Corp.	34,900	2,201,358
Starts Corp., Inc.	36,000	872,249
Sumitomo Mitsui Financial Group, Inc.	14,700	535,730
Sumitomo Mitsui Trust Holdings, Inc.	56,400	2,157,478
Suzuken Co., Ltd.	29,700	1,298,383
Takasago Thermal Engineering Co., Ltd.	8,100	140,384
Security Description	Shares	Value
Tamron Co., Ltd.	2,700	$63,026
TDK Corp.	21,200	2,229,336
Tokyu Construction Co., Ltd.	18,100	128,819
Toppan Printing Co., Ltd.	3,200	63,646
Tosoh Corp.	39,800	592,700
Toyo Construction Co., Ltd.	106,300	486,559
Toyo Ink SC Holdings Co., Ltd.	11,600	285,615
Toyota Industries Corp.	1,500	88,118
Toyota Motor Corp.	59,700	4,165,992
Toyota Tsusho Corp.	26,200	915,582
TS Tech Co., Ltd.	9,800	304,417
Yellow Hat, Ltd.	15,000	270,385
Zeon Corp.	79,900	1,029,272
		50,965,133
NETHERLANDS — 5.1%
ASM International NV	3,892	432,855
Intertrust NV (a)	34,126	641,398
Koninklijke Ahold Delhaize NV	90,072	2,320,548
Koninklijke Philips NV	9,947	461,851
NXP Semiconductors NV	4,300	496,994
Royal Dutch Shell PLC Class A	92,659	2,649,674
Royal Dutch Shell PLC Class B	86,738	2,456,238
Signify NV (a)	34,224	1,020,663
		10,480,221
NEW ZEALAND — 0.0% (c)
Argosy Property, Ltd.	89,008	80,547
NORWAY — 2.0%
DNB ASA	48,452	814,063
Europris ASA (a)	138,187	482,346
Orkla ASA	133,117	1,289,632
SpareBank 1 SMN	27,132	282,407
Telenor ASA	71,685	1,308,668
		4,177,116
PORTUGAL — 0.2%
NOS SGPS SA	70,402	381,915
SINGAPORE — 1.8%
DBS Group Holdings, Ltd.	129,600	2,392,630
United Overseas Bank, Ltd.	63,900	1,206,330
		3,598,960
SOUTH AFRICA — 0.1%
Anglo American PLC	7,881	206,559
SPAIN — 1.3%
Acciona SA (d)	603	62,447
ACS Actividades de Construccion y Servicios SA	33,534	1,305,246
Aena SME SA (a)	1,110	203,855
Endesa SA	11,059	300,694
Iberdrola SA	41,844	411,577
Mediaset Espana Comunicacion SA	12,485	81,510
Merlin Properties Socimi SA REIT	4,071	58,171
Telefonica SA	25,414	194,646
		2,618,146

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Security Description	Shares	Value
SWEDEN — 3.9%
Atlas Copco AB Class A	7,411	$271,505
Atlas Copco AB Class B	3,559	115,039
Axfood AB	26,192	564,139
Bilia AB Class A	40,770	409,056
Boliden AB	49,290	1,271,084
Castellum AB	11,319	242,259
Electrolux AB Class B	8,582	220,505
Nobia AB	36,140	246,011
Sandvik AB	27,213	494,787
Skandinaviska Enskilda Banken AB Class A	212,741	1,823,973
Skanska AB Class B	93,985	2,076,312
Swedish Match AB	6,827	326,947
		8,061,617
SWITZERLAND — 10.5%
Baloise Holding AG	8,861	1,540,042
Landis+Gyr Group AG	2,043	208,590
Nestle SA	53,794	5,590,273
Novartis AG	52,025	4,789,422
Roche Holding AG	16,308	5,026,126
Swiss Life Holding AG	1,333	660,901
Swiss Re AG	22,040	2,386,932
Swisscom AG (d)	494	255,694
Zurich Insurance Group AG	2,467	967,804
		21,425,784
UNITED KINGDOM — 11.6%
3i Group PLC	148,241	2,053,401
Ashtead Group PLC	22,481	683,281
Barratt Developments PLC	115,048	992,181
Berkeley Group Holdings PLC	35,495	2,105,316
Bovis Homes Group PLC	24,792	392,793
Britvic PLC	71,238	892,795
Burberry Group PLC	8,203	223,221
Coca-Cola European Partners PLC	23,200	1,170,672
Countryside Properties PLC (a)	203,582	1,042,152
Crest Nicholson Holdings PLC	24,336	120,990
Dialog Semiconductor PLC (b)	18,478	940,096
EMIS Group PLC	25,077	344,442
Forterra PLC (a)	82,843	312,863
GlaxoSmithKline PLC	157,823	3,580,271
Go-Ahead Group PLC	19,053	538,678
Howden Joinery Group PLC	114,937	937,410
HSBC Holdings PLC	8,993	67,030
Intermediate Capital Group PLC	14,360	284,345
Man Group PLC	261,812	513,848
Morgan Sindall Group PLC	5,053	93,455
National Express Group PLC	162,366	973,542
Security Description	Shares	Value
Premier Oil PLC (b)(d)	147,491	$165,692
QinetiQ Group PLC	56,243	243,103
Redrow PLC	101,604	868,617
Rio Tinto PLC	49,852	2,708,962
Rio Tinto, Ltd.	1,054	69,083
Smith & Nephew PLC	14,402	322,430
Tate & Lyle PLC	109,603	1,036,796
		23,677,465
UNITED STATES — 0.1%
Carnival PLC	4,056	170,647
TOTAL COMMON STOCKS (Cost $189,620,609)		199,058,601

SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.76% (e) (f)	4,097,168	4,097,578
State Street Navigator Securities Lending Portfolio II (g) (h)	172,465	172,465
TOTAL SHORT-TERM INVESTMENTS (Cost $4,270,043)		4,270,043
TOTAL INVESTMENTS — 99.8% (Cost $193,890,652)		203,328,644
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		382,219
NET ASSETS — 100.0%		$203,710,863
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of November 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at November 30, 2019.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at November 30, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL STOCK SELECTION FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

At November 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	31	12/20/2019	$3,076,415	$3,064,815	$(11,600)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$199,058,601	$—	$—	$199,058,601
Short-Term Investments	4,270,043	—	—	4,270,043
TOTAL INVESTMENTS	$203,328,644	$—	$—	$203,328,644
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(11,600)	—	—	(11,600)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(11,600)	$—	$—	$(11,600)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/19	Value at 8/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/19	Value at 11/30/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,395,857	$3,396,197	$8,933,930	$8,232,611	$62	$—	4,097,168	$4,097,578	$8,283
State Street Navigator Securities Lending Portfolio II	1,567,995	1,567,995	12,400,203	13,795,733	—	—	172,465	172,465	4,874
Total		$4,964,192	$21,334,133	$22,028,344	$62	$—		$4,270,043	$13,157
See accompanying notes to schedule of investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
November 30, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of November 30, 2019 is disclosed in each Fund’s respective Schedule of Investments.

SSGA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
November 30, 2019 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2019, are disclosed in the Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.